Summary of Significant Accounting Policies - Schedule of Cash Flows (Details) - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	[1]	$ (76,066)	$ 75,862	$ (89,131)
Net cash used in investing activities				(5,437)
Effect of exchange (loss) gain on cash		(1,602)	(19,288)	(39,585)
Net (decrease) increase in cash		$ (77,668)	$ 56,574	$ (134,153)

[1]	Intercompany operating activities are eliminated upon consolidation.